Long-Term Debt	12 Months Ended
Dec. 31, 2020
Long-Term Debt
Long-Term Debt

16) Long-Term Debt

Long-term debt as of December 31, 2020 and 2019, consisted of the following:

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2020	2019
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	$252,245	$282,360
$55 million revolving credit facility		34,279	26,279
Hilda loan facility	Hilda Knutsen	78,462	84,615
Torill loan facility	Torill Knutsen	81,667	88,333
$172.5 million loan facility	Dan Cisne, Dan Sabia	58,340	70,739
Raquel loan facility	Raquel Knutsen	52,725	57,955
Tordis loan facility	Tordis Knutsen	75,871	80,931
Vigdis loan facility	Vigdis Knutsen	77,136	82,196
Lena loan facility	Lena Knutsen	75,950	80,850
Brasil loan facility	Brasil Knutsen	50,997	57,281
Anna loan facility	Anna Knutsen	62,196	66,274
Tove loan facility	Tove Knutsen	86,250	—
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		25,000	—
Total long-term debt		$1,036,118	$1,002,813
Less: current installments		186,723	85,945
Less: unamortized deferred loan issuance costs		2,535	2,492
Current portion of long-term debt		184,188	83,453
Portion due after one year		849,395	916,868
Less: unamortized deferred loan issuance costs		3,238	4,925
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$846,157	$911,943

The Partnership’s outstanding debt of $1,036.1 million as of December 31, 2020 is repayable as follows :

(U.S. Dollars in thousands)	Period repayment	Balloon repayment	Total
2021	90,912	95,811	186,723
2022	75,577	236,509	312,086
2023	59,902	235,185	295,087
2024	18,240	123,393	141,633
2025	4,583	96,006	100,589
2026 and thereafter	—	—	—
Total	$249,214	$786,904	$1,036,118

As of December 31, 2020, the interest rates on the Partnership’s loan agreements were LIBOR plus a fixed margin ranging from 1.75% to 2.4%.

$320 Million Term Loan Facility and $55 Million Revolving Credit Facility

In September 2018, the Partnership’s subsidiaries which own the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen (“the Vessels”), entered into new senior secured credit facilities (the “Multi-vessels Facility”) in order to refinance their existing long term bank debt. The Multi-vessels Facility consists of a term loan of $320 million and a $55 million revolving credit facility. The term loan is repayable in 20 consecutive quarterly installments, with a final payment at maturity in September 2023 of $177 million, which includes the balloon payment and last quarterly installment. The term loan bears interest at a rate per annum equal to LIBOR plus a margin of 2.125%. The revolving credit facility will mature in September 2023, and bears interest at LIBOR plus a margin of 2.125%. There is a commitment fee of 0.85% payable on the undrawn portion of the revolving credit facility. The loans are guaranteed by the Partnership and secured by mortgages on the Vessels.

The Vessels, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Multi-vessel facility. The Partnership and the borrowers (except for the Partnership subsidiary that owns the Recife Knutsen and the Fortaleza Knutsen) are guarantors, and the Multi-vessels Facility is secured by vessel mortgages on the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen.

The Multi-vessels Facility contains the following financial covenants:

●	Positive working capital of the borrowers and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Multi-vessels Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the aggregate market value of the vessels is less than 125% of the outstanding balance under the Multi Vessel Facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2020, the borrowers and the guarantors were in compliance with all covenants under this facility.

Hilda Loan Facility

In May 2017, the Partnership’s subsidiary, Knutsen Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, entered into a new $100 million senior secured term loan facility with Mitsubishi UFJ Lease & Finance (Hong Kong) Limited (the “New Hilda Facility”). The New Hilda Facility replaced the $117 million loan facility, which was due to be paid in full in August 2018. The New Hilda Facility is repayable in 28 consecutive quarterly installments with a final payment at maturity of $58.5 million, which includes the balloon payment and last quarterly installment. The New Hilda Facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.2%. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The facility matures in May 2024.

The Hilda Facility contains the following primary financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership in excess of eight vessels and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessels is less than 110% of the outstanding loan under the Hilda Facility for the first two years, 120% for the third and fourth year and 125% thereafter, upon a total loss or sale of the vessel and customary events of default. As of December 31, 2020, the borrower and the guarantors were in compliance with all covenants under this facility.

Torill Loan Facility

In January 2018, the Partnership’s subsidiary, Knutsen Shuttle Tankers 15 AS, which owns the vessel Torill Knutsen, entered into a new $100 million senior secured term loan facility (the “Torill Facility”) with a consortium of banks, in which The Bank of Tokyo-Mitsubishi UFJ acted as agent. The Torill Facility replaced a $117 million secured loan facility, which was due to be paid in full in October 2018. The Torill Facility is repayable in 24 consecutive quarterly installments with a balloon payment of $60.0 million due at maturity. The Torill Facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.1%. The facility will mature in January 2024 and is guaranteed by the Partnership. The Torill Facility contains the following primary financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Torill Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessel is less than 110% of the outstanding loan under the Torill Facility for the first two years, 120% for the third and fourth year and 125% thereafter, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2020, the borrower and the guarantor were in compliance with all covenants under this facility.

$172.5 Million Secured Loan Facility

In April 2014, KNOT Shuttle Tankers 20 AS and KNOT Shuttle Tankers 21 AS, the subsidiaries owning the Dan Cisne and Dan Sabia, as the borrowers, entered into a $172.5 million senior secured loan facility. In connection with the Partnership’s acquisition of the Dan Cisne, in December 2014, the $172.5 million senior secured loan facility was split into a tranche related to the Dan Cisne (the “Dan Cisne Facility”) and a tranche related to Dan Sabia (the “Dan Sabia Facility”).

The Dan Cisne Facility and the Dan Sabia Facility are guaranteed by the Partnership and secured by a vessel mortgage on the Dan Cisne and Dan Sabia. The Dan Cisne Facility and the Dan Sabia Facility bear interest at LIBOR plus a margin of 2.4% and are repayable in semiannual installments with a final balloon payment due at maturity in September 2023 and January 2024, respectively.

The Dan Cisne Facility and Dan Sabia Facility contain the following financial covenants:

●	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership in excess of eight vessels and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract; and
●	Minimum book equity ratio for the Partnership of 30%.

The facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of either of the vessels are less than 125% of the respective loan, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2020, the borrowers and the guarantor were in compliance with all covenants under this facility.

Raquel Loan Facility

In December 2014, Knutsen Shuttle Tankers 19 AS, the subsidiary owning the Raquel Knutsen , as the borrower, entered into a secured loan facility in an aggregate amount of $90.0 million (the "Raquel Facility"). The Raquel Facility was repayable in quarterly installments with a final balloon payment of $30.5 million due at maturity in March 2025. The Raquel Facility bore interest at an annual rate equal to LIBOR plus a margin of 2.0%. The facility was secured by a vessel mortgage on the Raquel Knutsen . The Raquel Knutsen , assignments of earnings, charterparty contracts and insurance proceeds were pledged as collateral for the Raquel Facility. The Partnership and KNOT Shuttle Tankers AS were the sole guarantors. As of December 31, 2020, the borrower and the guarantors were in compliance with all covenants under this facility. On January 21, 2021, the Raquel Facility was repaid in full.

Tordis Loan Facility

In April 2015, KNOT Shuttle Tankers 24 AS, the subsidiary owning the Tordis Knutsen, as the borrower, entered into a secured loan facility (the “Tordis Facility”). As of the time of the acquisition of the Tordis Knutsen on March 1, 2017, the aggregate amount outstanding under the facility was $114.4 million. The Tordis Facility is repayable in quarterly installments with a final balloon payment of $70.8 million due at maturity in November 2021. The Tordis Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Tordis Knutsen. The Tordis Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Tordis Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Tordis Facility contains the following financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Tordis Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the aggregate market value of the Tordis Knutsen, Vigdis Knutsen and Lena Knutsen is less than 130% of the outstanding balance under the Tordis Facility, Vigdis Facility and Lena Facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2020, the borrower and the guarantors were in compliance with all covenants under this facility.

Vigdis Loan Facility

In April 2015, KNOT Shuttle Tankers 25 AS, the subsidiary owning the Vigdis Knutsen, as the borrower, entered into a secured loan facility (the “Vigdis Facility”). The Vigdis Facility is repayable in quarterly installments with a final balloon payment of $70.8 million due at maturity in February 2022. The Vigdis Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Vigdis Knutsen. The Vigdis Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Vigdis Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Vigdis Facility contains the following financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Vigdis Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the aggregate market value of the Tordis Knutsen, Vigdis Knutsen and Lena Knutsen is less than 130% of the outstanding balance under the Tordis Facility, Vigdis Facility and Lena Facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2020, the borrower and the guarantors were in compliance with all covenants under this facility.

Lena Loan Facility

In April 2015, KNOT Shuttle Tankers 26 AS, the subsidiary owning the Lena Knutsen, as the borrower, entered into a secured loan facility (the “Lena Facility”). The Lena Facility is repayable in quarterly installments with a final balloon payment of $68.6 million due at maturity in June 2022. The Lena Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Lena Knutsen. The Lena Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Lena Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Lena Facility contains the following financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Lena Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the aggregate market value of the Tordis Knutsen, Vigdis Knutsen and Lena Knutsen is less than 130% of the outstanding balance under the Tordis Facility, Vigdis Facility and Lena Facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2020, the borrower and the guarantors were in compliance with all covenants under this facility.

Brasil Loan Facility

In June 2017, KNOT Shuttle Tankers 32 AS, the subsidiary owning the Brasil Knutsen, as the borrower, entered into a secured loan facility (the “Brasil Facility”). The Brasil Facility is repayable in quarterly installments with a final balloon payment of $40.0 million due at maturity in July 2022. The Brasil Facility bears interest at an annual rate equal to LIBOR plus a margin of 2.3%. The facility is secured by a vessel mortgage on the Brasil Knutsen. The Brasil Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Brasil Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Brasil Facility contains the following financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to a total of eight (8) vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to a total of twelve (12) vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Brasil Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessel is less than 125% of the outstanding loan first four years and 135% thereafter, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2020, the borrower and the guarantors were in compliance with all covenants under this facility.

Anna Loan Facility

In September 2016, KNOT Shuttle Tankers 30 AS, the subsidiary owning the Anna Knutsen, as the borrower, entered into a secured loan facility (the “Anna Facility”). The Anna Facility is repayable in quarterly installments with a final balloon payment of $57.1 million due at maturity in March 2022. The Anna Facility bears interest at an annual rate equal to LIBOR plus a margin of 2.0%. The facility is secured by a vessel mortgage on the Anna Knutsen. The Anna Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Anna Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Anna Facility contains the following financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Anna Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessel is less than 130% of the outstanding loan, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2020, the borrower and the guarantors were in compliance with all covenants under this facility.

Tove Loan Facility

In July 2019, KNOT Shuttle Tankers 34 AS, the subsidiary owning the Tove Knutsen, as the borrower, entered into a secured loan facility (the "Tove Facility"). The Tove Facility is repayable in quarterly installments with a final balloon payment of $65.5 million due at maturity in September 2025. The Tove Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.75%. The facility is secured by a standard security package for a vessel financing, including a vessel mortgage on the Tove Knutsen, assignments of earnings, charterparty contracts and insurance proceeds. The Partnership and KNOT Shuttle Tankers AS guarantee the Tove Facility.

The Tove Facility contains the following financial covenants:

●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Tove Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of vessel falls below 110% of the outstanding loan, upon total loss or sale of the vessel and customary events of default. As of December 31, 2020, the borrower and the guarantors were in compliance with all covenants under this facility.

$25 Million Revolving Credit Facility with NTT

In June  2019, KNOT Shuttle Tankers AS extended the maturity of its unsecured revolving credit facility of $25 million with NTT Finance Corporation. The facility will mature in August 2021, bears interest at LIBOR plus a margin of 1.8% and has a commitment fee of 0.5% on the undrawn portion of the facility.

$25 Million Revolving Credit Facility with Shinsei

In November 2020, KNOT Shuttle Tankers AS entered into an unsecured revolving credit facility with Shinsei Bank. The facility will mature in November 2023, bears interest at LIBOR plus a margin of 1.75% and has a commitment fee of 0.7% on the undrawn portion of the facility.